Customer and Vendor Concentration (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of customer concentration of risk
Revenue	$ 4,072,366	$ 4,921,511	$ 8,459,205	$ 8,593,611	$ 18,775,955	$ 11,933,433
Accounts Receivable					1,500,000
Revenue [Member]
Schedule of customer concentration of risk
Revenue					$ 18,775,955	$ 11,933,433
Concentration risk, percentage					100.00%	100.00%
Revenue [Member] | Customer A [Member]
Schedule of customer concentration of risk
Revenue					$ 4,315,189	$ 4,094,994
Concentration risk, percentage					23.00%	34.00%
Revenue [Member] | Customer B [Member]
Schedule of customer concentration of risk
Revenue					$ 5,923,565	$ 6,424,766
Concentration risk, percentage					32.00%	54.00%
Revenue [Member] | Customer C [Member]
Schedule of customer concentration of risk
Revenue					$ 2,783,292
Concentration risk, percentage					15.00%	0.00%
Revenue [Member] | Other customers [Member]
Schedule of customer concentration of risk
Revenue					$ 5,753,909	$ 1,413,673
Concentration risk, percentage					30.00%	12.00%
Accounts Receivable [Member]
Schedule of customer concentration of risk
Accounts Receivable					$ 1,415,083	$ 855,963
Concentration risk, percentage					100.00%	100.00%
Accounts Receivable [Member] | Customer A [Member]
Schedule of customer concentration of risk
Accounts Receivable					$ 387,729	$ 392,453
Concentration risk, percentage					27.00%	46.00%
Accounts Receivable [Member] | Customer B [Member]
Schedule of customer concentration of risk
Accounts Receivable					$ 449,658	$ 442,885
Concentration risk, percentage					32.00%	52.00%
Accounts Receivable [Member] | Customer C [Member]
Schedule of customer concentration of risk
Accounts Receivable					$ 42,624
Concentration risk, percentage					3.00%	0.00%
Accounts Receivable [Member] | Other customers [Member]
Schedule of customer concentration of risk
Accounts Receivable					$ 535,072	$ 20,625
Concentration risk, percentage					38.00%	2.00%